Other non-current liabilities - Summary of Other Non-current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities [abstract]
Other non-current financial liabilities	€ 2,160	€ 2,725
Other non-current liabilities	€ 2,160	€ 2,725